Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term	5 years 6 months	5 years 8 months 12 days
Operating lease, weighted average discount rate	3.39%	3.30%
Lease, cost	$ 3,200	$ 2,800
Operating lease liabilities	$ 16,523	$ 17,824
Northfield Bancorp, Inc. [Member]
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term	10 years 6 months 29 days	10 years 9 months 18 days	11 years 1 month 2 days
Operating lease, weighted average discount rate	3.75%	3.69%	3.60%
Lease, cost	$ 9,981	$ 9,622	$ 9,881
Operating lease right-of-use assets	25,789	27,771
Operating lease liabilities	29,643	32,209
Operating lease, rent expense	$ 5,900	$ 6,000	$ 6,000
Northfield Bancorp, Inc. [Member] | Minimum
Lessee, Lease, Description [Line Items]
Term of lease	5 months
Renewal term	5 years
Northfield Bancorp, Inc. [Member] | Maximum
Lessee, Lease, Description [Line Items]
Term of lease	29 years 6 months
Renewal term	10 years